Redeemable noncontrolling interests (Tables)	12 Months Ended
Dec. 31, 2018
Redeemable noncontrolling interests
Redeemable noncontrolling interests

	2017	2018
	RMB	RMB

Balance as of January 1	3,939,646	301,953
Issuance of shares of the Group’s subsidiaries	1,353,293	30,000
Conversion of redeemable noncontrolling interests to ordinary shares	(5,323,103)	-
Accretion to redeemable noncontrolling interests	332,117	28,057

	301,953	360,010